Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Compliance And Basis Of Presentation [Line Items]
Depreciation expense of property, plant and equipment	$ 114,203,295	$ 130,397,533	$ 123,336,695
Minimum proportion of ownership(in percentage)required to classify entity as associate	20.00%
Centrales Hidroelectricas de Aysen S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest in joint venture	more than a 50%
Property, Plant and Equipment [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Depreciation expense of property, plant and equipment	$ 11,023,983
Bottom of Range [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Current quantitative requirement for hedge effectiveness test	80.00%	80.00%
Top of Range [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Current quantitative requirement for hedge effectiveness test	125.00%	125.00%
Fair value of assets acquired and liabilities assumed, measurement period	1 year